INCOME TAXES	12 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 17: INCOME TAXES

The following table summarizes the significant differences between the U.S. federal statutory tax rate and the Company’s effective tax rate for financial statement purposes for the year ended March 31, 2023. The year ended March 31, 2023 is the initial tax return for the Company:

	2023	2022
Federal income taxes at statutory rate	21.00%	-%
State income taxes at statutory rate	1.41%	-%
Permanent differences	(9.52)%	-%
True-up impact	2.58%	-%
Change in valuation allowance	(15.47)%	-%
Totals	0.00%	0.00%

The following is a summary of the net deferred tax asset (liability) as of March 31, 2023 and 2022:

	As of	As of
	March 31, 2023	March 31, 2022
Deferred tax assets:
Net operating losses	$4,104,711	$-
Accrued expenses	26,531	-
Stock options	773,581	-
ROU Liability	60,262	-
Intangibles – Oil and Gas Properties	1,826,218	-
Asset Retirement Obligations	28,186	-
Bad debt	153,426
Consulting fees	416,643	-
Total deferred tax assets	7,389,558	-

Deferred tax liabilities:
ROU Assets	(65,039)	-
Depreciation	(657,304)	-

Total deferred tax liabilities	(722,343)	-
	6,667,215	-
Valuation allowance	(6,667,215)	-

Net deferred tax assets/liabilities	$-	$-

The federal net operating loss at March 31, 2023 is $17,404,912. There is also State net operating losses of $14,096,526 in Louisiana and $1,516,723 in Mississippi. After consideration of all the evidence, both positive and negative, Management has recorded a full valuation allowance at March 31, 2023, due to the uncertainty of realizing the deferred income tax assets. The federal and Louisiana net operating losses carry forward has an indefinite life due to the tax law change from 2017. Net operating losses in Mississippi expire on March 31, 2043.

The Company is subject to taxation in the US and various state jurisdictions. No income tax returns are currently under examination as the Company files its initial return for 2022. As of March 31, 2023, the Company does not have any unrecognized tax benefits, and continues to monitor its current and prior tax positions for any changes.

The Company recognizes interest and penalties, if any, for unrecognized tax benefits as part of income tax expense. For the year ended March 31, 2023, there were no interest and penalties recorded in income tax expense.

The provision (benefit) for income taxes for the year ended March 31, 2023 and 2022 is as follows:

Current	$-	$-
Deferred	-	-

Total	$-	$-